Accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Payables And Accrued Liabilities [Abstract]
Trade payables	$ 3,567	$ 1,468
Accrued liabilities and other	3,643	2,133
Trade and other current payables	$ 7,210	$ 3,601	$ 1,832